Basis of presentation	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Basis of presentation [Text Block]
2.	Basis of presentation

(a)	Statement of compliance

These consolidated financial statements have been prepared using accounting policies in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).

These consolidated financial statements were authorized for issue and approved by the Board of Directors on March 13, 2018.

(b)	Basis of presentation and consolidation

The financial statements have been prepared on the historical cost basis.

All amounts are expressed in thousands of United States dollars, unless otherwise noted, and the United States dollar is the functional currency of the Company and each of its subsidiaries. References to C$ are to Canadian dollars.

These consolidated financial statements incorporate the financial statements of the Company and its controlled subsidiaries. Control exists when the Company has power, directly or indirectly, to govern the financial and operating policies of an entity as to obtain benefits from its activities. All intercompany amounts and transactions have been eliminated on consolidation.

The consolidated financial statements include the accounts of the Company and the following subsidiaries:

Subsidiary name	Jurisdiction	Ownership
Asanko Gold Ghana Limited (“Asanko Ghana”)	Ghana	90%
Adansi Gold Company (GH) Limited (“Adansi Ghana”)	Ghana	100%
Asanko Gold Exploration Ghana Limited	Ghana	100%
Asanko Gold South Africa (PTY) Ltd.	South Africa	100%
Asanko International (Barbados) Inc.	Barbados	100%
Asanko Gold (Barbados) Inc.	Barbados	100%
PMI Gold Corporation	Canada	100%

During the year ended December 31, 2016, the Company transferred the assets related to the Obotan project from Adansi Ghana to Asanko Ghana in order to have the two neighboring gold projects, Obotan and Esaase (which together form the Asanko Gold Mine Project) owned and managed by the same Ghanaian subsidiary. The assets transferred include the Abirem, Abore and Adubea mining leases and all of the AGM assets. The transfer had no impact on the consolidated position or results of the Company.

Certain amounts in the prior year have been reclassified to conform to the presentation in the current year.